Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.58794%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,290,644.62

Principal:
Principal Collections	$29,898,216.99
Prepayments in Full	$14,206,933.34
Liquidation Proceeds	$480,638.08
Recoveries	$15,116.09
Sub Total	$44,600,904.50
Collections	$47,891,549.12

Purchase Amounts:
Purchase Amounts Related to Principal	$26,257.60
Purchase Amounts Related to Interest	$40.96
Sub Total	$26,298.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,917,847.68

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,917,847.68
Servicing Fee	$1,018,235.08	$1,018,235.08	$0.00	$0.00	$46,899,612.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,899,612.60
Interest - Class A-2a Notes	$746,963.08	$746,963.08	$0.00	$0.00	$46,152,649.52
Interest - Class A-2b Notes	$559,595.27	$559,595.27	$0.00	$0.00	$45,593,054.25
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$43,655,304.92
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$43,054,091.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,054,091.42
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$42,855,532.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,855,532.17
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$42,718,202.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,718,202.67
Regular Principal Payment	$52,497,094.20	$42,718,202.67	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,917,847.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$42,718,202.67
Total					$42,718,202.67

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,257,736.17	$82.30	$746,963.08	$2.34	$27,004,699.25	$84.64
Class A-2b Notes	$16,460,466.50	$82.30	$559,595.27	$2.80	$17,020,061.77	$85.10
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$42,718,202.67	$27.05	$4,181,409.93	$2.65	$46,899,612.60	$29.70

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$198,308,781.32	0.6215797	$172,051,045.15	0.5392773
Class A-2b Notes	$124,315,936.14	0.6215797	$107,855,469.64	0.5392773
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,077,784,717.46	0.6826002	$1,035,066,514.79	0.6555452

Pool Information
Weighted Average APR	3.331%	3.338%
Weighted Average Remaining Term	46.40	45.59
Number of Receivables Outstanding	43,339	42,463
Pool Balance	$1,221,882,095.83	$1,176,909,300.59
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,109,945,474.43	$1,069,783,371.91
Pool Factor	0.7000974	0.6743295

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$107,125,928.68
Targeted Overcollateralization Amount	$151,621,677.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$141,842,785.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$360,749.23
(Recoveries)		12	$15,116.09
Net Loss for Current Collection Period			$345,633.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3394%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2720%
Second Prior Collection Period			0.1115%
Prior Collection Period			0.6310%
Current Collection Period			0.3458%
Four Month Average (Current and Prior Three Collection Periods)			0.3401%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		645	$2,639,793.50
(Cumulative Recoveries)			$99,758.61
Cumulative Net Loss for All Collection Periods			$2,540,034.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1455%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,092.70
Average Net Loss for Receivables that have experienced a Realized Loss			$3,938.04

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.96%	318	$11,307,002.08
61-90 Days Delinquent	0.13%	36	$1,507,919.33
91-120 Days Delinquent	0.05%	15	$614,745.52
Over 120 Days Delinquent	0.01%	3	$109,834.62
Total Delinquent Receivables	1.15%	372	$13,539,501.55

Repossession Inventory:
Repossessed in the Current Collection Period		16	$627,419.48
Total Repossessed Inventory		22	$837,146.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1242%
Prior Collection Period			0.1338%
Current Collection Period			0.1272%
Three Month Average			0.1284%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1897%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	128	$4,939,602.30
2 Months Extended	152	$5,911,304.93
3+ Months Extended	20	$791,993.50

Total Receivables Extended	300	$11,642,900.73
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer